October 26, 2012

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	American Beacon Funds File Nos. 033-11387 and 811-04984 Post-Effective Amendment No. 147

Dear Sir or Madam:

Pursuant to Section 8(c) of the Securities Act of 1933, as amended (the “Securities Act”), and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of the American Beacon Funds (the “Trust”) is Post-Effective Amendment No. 147 to the Trust’s currently effective Registration Statement on Form N-1A relating to the American Beacon Zebra Global Equity Fund (the “Fund”), a series of the Trust.  This transmission contains a conformed signature page, the manually signed original of which is maintained at the offices of the Trust.

The purposes of this filing are to (1) change the Fund’s name from American Beacon Zebra Large Cap Equity Fund to American Beacon Zebra Global Equity Fund and make changes to the Fund’s investment policies and risks, and (2) make non-material changes to the Fund’s prospectus and statement of additional information.  No other series of the Trust is affected by this filing.

The Registrant has elected that this filing be automatically effective 60 days after filing pursuant to Rule 485(a)(1) under 1933 Act.  Please note that this Amendment is not marked to reflect the changes effected by the Amendment pursuant to Rule 472(a) under the 1933 Act, because the Registrant has pulled out the Fund from its existing multiple funds prospectus.  If you have any questions or comments concerning the foregoing, please call me at (202) 778-9187.

Very truly yours, /s/ Francine J. Rosenberger Francine J. Rosenberger

Attachments

cc:	Rosemary Behan John Okray
American Beacon Advisors, Inc.